Treasury shares (Details) - GBP (£) £ in Thousands, shares in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Treasury shares, Value
Value of shares	£ 272,512	£ 351,232	£ 415,202	£ 427,104
Treasury shares
Treasury shares, Number of shares
Number of shares	(1,683)	(1,683)
Treasury shares, Value
Value of shares	£ (21,305)	£ (21,305)